RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Notes to Financial Statements
Note 7 - RELATED PARTY TRANSACTIONS

Management Compensation – During the periods ended March 31, 2015 and 2014, the Company did not pay any compensation to its officers and directors. We had accrued compensation of $11,250 at March 31, 2015.

Office Space – The Company has not had a need to rent office space. We are currently using our retail stores as our offices and  as a mailing address for the Company.

Advances from Related Party – Shareholders of the Company or entities related to them have paid expenses on behalf of the Company. For the three month periods ended March 31, 2015 these payments amounted to $54,275. The Company has accounted for any such payments as advances payable to related party.  At March 31, 2015 and December 31, 2014 a balance of $54,275 and $1,600, respectively, owed the related parties.

Management Compensation - During the years ended December 31, 2014 and 2013, the Company paid compensation to its officers and Directors, in the form of common stocks, totaling 67,500 shares, valued at $270,000.  During 2014 and 2013, officers and Directors contributed services totaling $12,650 and $40,525 which have been accounted for as a contribution to capital.

Office Space - The Company has not had a need to rent office space. An officer/shareholder of the Company is allowing the Company to use his office as a mailing address, as needed, at no expense to the Company.

Advances from Related Party - Shareholders of the Company or entities related to the shareholders have paid expenses on behalf of the Company. For the years ended December 31, 2014 and 2013 these payments amounted to $99,726 and $1,527.  The Company has accounted for any such payments as advances payable to the related parties.  At December 31, 2014 and 2013 a balance of $1,600 and $103,412 is owed the related parties.

Accrued Interest - The Company has imputed interest at 8% per annum on balances owing to related parties.  At December 31, 2014 and 2013 the balance payable was $0 and $46,135 respectively.